SHORTTERM CONVERTIBLE DEBT (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	May 27, 2020	May 22, 2020
Debt Discount And Issuance Costs To Be Amortized	$ 5,211	$ (14,000)	$ (262,000)
Convertible Notes Payable - Short Term		897,000	951,000
Convertible notes payable		0	1,930,000
Convertible Notes Payable - Short Term	161,000	161,000	0
Total Convertible Notes Payable
Convertible notes payable	906,000		897,000
Auctus March 31 2020 Note [Member]
Convertible Notes Payable - Short Term		161,000	113,000
Auctus Member
Convertible notes payable	161,000		161,000
Convertible Notes Payable - Short Term					$ 328,422
Auctus Prepayment Penalty
Convertible notes payable	350,000		350,000
Convertible Notes Payable - Short Term		350,000	0
Auctus Tranche 1 [Member]
Convertible Notes Payable - Short Term		0	700,000
AuctusTranche 2 [Member]
Convertible notes payable	400,000		400,000
Convertible Notes Payable - Short Term		$ 400,000	400,000	$ 400,000
Debt Discount and Issuance Costs to be Amortized
Convertible notes payable	$ 5		$ 14